Leases (Details 3) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Total cash outflows of leases	₩ 5,177,970	₩ 2,947,475	₩ 3,536,265